Accrued Expenses	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued Expenses
Note 7 Accrued Expenses
The Company’s Accrued expenses consisted of the following (dollars in thousands):

	December 31, 2021	December 31, 2020
Accrued charitable contributions	$7,164	$3,364
Accrued compensation	1,522	875
Sales tax payable	1,208	991
Accrued professional and program fees	2,163	94
Other	988	—

Total	$13,045	$5,324

Accrued charitable contributions include amounts the Company has pledged related to charitable tree and meal donations. The Company uses a portion of tips received to make a charitable cash donation to third parties who use the funds to plant trees or provide meals to those in need. For the years ended December 31, 2021 and 2020, the Company pledged approximately $4.7 million and $3.8 million related to charitable donations, respectively. These costs are expensed as incurred and are presented within other general and administrative expenses in the consolidated statements of operations.
Accrued compensation includes accrued b
onu
ses, accrued vacation, and employer Social Security payroll taxes deferred under the CARES Act. Other accrued expenses include amounts owed related to Dave’s Checking Product.